RELATED PARTY DISCLOSURES (Tables)	3 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
Summary of compensation paid to key management

Three months ended December 31,	2025	2024
Salaries and management consulting fees	$468,991	$209,007
Director fees	194,031	10,000
Stock-based compensation	848,718	425,292
	$1,509,517	$644,299